Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Gains or losses on financial assets and liabilities and exchange differences. Breakdown by heading of the balance sheet (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Total Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)	€ 985	€ 1,375	€ 1,055
Available-for-sale, gains (losses) on derecognition of financial instruments not measured at fair value	843	1,271	980
Loans and receivables, gains (losses) on derecognition of financial instruments not measured at fair value	133	95	76
Other, Gains or Losses arising from derecognition of financial assets measured at amortised cost	9	10	(1)
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)	(56)	114	126
Gains or losses from hedge accounting net (Income Statement)	(209)	(76)	93
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)	218	248	(409)
Total Gains (losses) on financial assets and liabilities (net)	938	1,661	865
Exchange differences (Income Statement)	1,030	472	1,165
Total gains (losses) on financial instruments and exchange differences	€ 1,968	€ 2,133	€ 2,030